LEASES - Financing and operating leases as Lessee (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Lease, Cost [Abstract]
Operating lease cost	¥ 608,066	$ 85,644	¥ 671,422	¥ 674,892
Short-term Lease, Cost	4,415	622	116,107	100,766
Financing lease cost:
Amortization of ROU assets	242	34	2,313	1,293
Interest	88	12	202	169
Total lease cost	612,811	86,312	790,044	777,120
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	612,224	86,230	770,580	745,032
Operating cash flows from financing leases	88	12	202	169
Financing cash flows from financing leases	1,193	168	1,772	1,481
ROU assets obtained in exchange for new operating lease liabilities	328,599	46,282	560,056	780,576
ROU obtained in exchange for new finance lease liabilities	¥ 643	$ 91	¥ 38,134	¥ 1,493
Weighted-average remaining lease term (in years):
Operating leases	3 years 5 months 15 days	3 years 5 months 15 days	4 years 6 months 29 days	5 years 10 days
Financing leases	1 year 7 months 6 days	1 year 7 months 6 days	2 years 11 months 26 days	2 years 9 months 14 days
Weighted-average discount rate:
Operating leases	7.52%	7.52%	7.86%	7.67%
Financing leases	6.17%	6.17%	5.67%	5.19%
Maximum
Lessee, Lease, Description [Line Items]
Remaining Lease Term	20 years	20 years
Cost of revenues
Weighted-average discount rate:
Total operating and short-term lease costs	¥ 566,296	$ 80,043	¥ 755,519	¥ 740,554
Selling expenses
Weighted-average discount rate:
Total operating and short-term lease costs	2,044	288	1,616	1,035
General and administrative expenses
Weighted-average discount rate:
Total operating and short-term lease costs	¥ 42,141	$ 5,935	¥ 30,394	¥ 34,069